Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
2020	$ 81
2021	62
2022	45
2023	27
2024	17
Thereafter	67
Net Cost	$ 299	$ 212